Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares

of the

Goldman Sachs Emerging Markets Equity Insights Fund

(the “Fund”)

Supplement dated June 14, 2019 to the

Prospectuses and Summary Prospectuses

each dated February 28, 2019, as supplemented to date

At a meeting held on June 11-12, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust approved a proposal to require the Fund to invest in at least six emerging countries. This requirement replaces an existing limitation that prevented the Fund from investing more than 35% of its net assets in securities of issuers of any one emerging country.

Accordingly, effective July 15, 2019, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the last sentence in the first paragraph of the “Goldman Sachs Emerging Markets Equity Insights Fund—Summary—Principal Strategy” section in the Prospectuses, the third paragraph of the “Investment Management Approach—Principal Investments Strategies—Emerging Markets Equity Insights Fund” section in the Prospectuses, as well as the last sentence in the first paragraph of the “Principal Strategy” section in the Summary Prospectuses:

Under normal circumstances, the Fund maintains investments in at least six emerging countries.

Goldman Sachs Emerging Markets Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares

of the

Goldman Sachs Emerging Markets Equity Insights Fund

(the “Fund”)

Supplement dated June 14, 2019 to the

Prospectuses and Summary Prospectuses

each dated February 28, 2019, as supplemented to date

At a meeting held on June 11-12, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust approved a proposal to require the Fund to invest in at least six emerging countries. This requirement replaces an existing limitation that prevented the Fund from investing more than 35% of its net assets in securities of issuers of any one emerging country.

Accordingly, effective July 15, 2019, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the last sentence in the first paragraph of the “Goldman Sachs Emerging Markets Equity Insights Fund—Summary—Principal Strategy” section in the Prospectuses, the third paragraph of the “Investment Management Approach—Principal Investments Strategies—Emerging Markets Equity Insights Fund” section in the Prospectuses, as well as the last sentence in the first paragraph of the “Principal Strategy” section in the Summary Prospectuses:

Under normal circumstances, the Fund maintains investments in at least six emerging countries.